Phoenix Equity Trust

Supplement dated August 6, 2008 to the

Multi-Funds Prospectus dated June 6, 2008

IMPORTANT NOTICE TO INVESTORS

The Annual Fund Operating Expenses portions of the Fund Fees and Expenses tables for certain of the funds are being modified to better reflect the fees and expenses that you may pay if you buy and hold shares of the fund. The percentages listed for “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect each fund’s current fee structure, including a recent change to the transfer agent fees and also excluding extraordinary expenses incurred during a previous reporting period that are not expected to recur during the current period.

Class A Shares

On page 32, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table for Class A Shares is revised, footnote (g) is revised for the funds indicated and footnote (q) is added as follows:

	All Cap Growth		Growth & Income		Growth Opportunities		Income & Growth	Mid-Cap Growth

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.86%		0.75%		0.75%		0.70%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees(e)	None		0.25%		0.25%		0.25%	0.25%
Shareholder Services Fee	0.25%	(f)	None		None		None	None
Other Expenses(q)	0.51%		0.46%		0.47%		0.33%	0.48%

Total Annual Fund Operating Expenses(q)	1.62%		1.46%	(g)	1.47%	(g)	1.28%	1.53%	(g)

	Small-Cap Growth		Small-Cap Value		Small-Mid Cap		Strategic Growth	Value Opportunities

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.94%		0.90%		0.85%		0.70%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees(e)	None		0.25%		0.25%		0.25%	0.25%
Shareholder Services Fee	0.25%	(f)	None		None		None	None
Other Expenses(q)	0.59%		0.45%		0.53%		0.43%	0.38%

Total Annual Fund Operating Expenses(q)	1.78%		1.60%	(g)	1.63%		1.38%	1.38%	(g)

(g)	The funds’ investment adviser has voluntarily agreed to limit the total operating expenses (excluding interest, taxes and extraordinary expenses) of certain of the funds as indicated below.

Fund Name	Class A Expense Cap	Expiration Date	Actual Total Annual Fund Expenses After Reimbursement	Actual Total Annual Fund Expenses After Reimbursement Excluding Extraordinary Expenses
Growth & Income Fund	1.25%	December 31, 2008	1.37%	1.25%
Growth Opportunities Fund	1.25%	May discontinue at any time	1.30%	1.25%
Mid-Cap Growth Fund	1.45%	September 30, 2008	1.66%	1.45%
Small-Cap Value Fund	1.40%	May discontinue at any time	1.43%	1.40%
Value Opportunities Fund	1.35%	May discontinue at any time	1.52%	1.35%

Following expiration of the periods specified in the table, the adviser may discontinue the expense cap at any time. The adviser may recapture operating expenses reimbursed under these arrangements and made subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such reimbursements occurred.

(q)	Restated to reflect current fee structure.

Additionally, the information in the example table on page 33 is replaced with the following for the funds indicated:

Fund	1 year	3 years	5 years	10 years
All-Cap Growth Fund	$730	$1,057	$1,406	$2,386
Growth & Income Fund	$715	$1,010	$1,327	$2,221
Growth Opportunities Fund	$716	$1,013	$1,332	$2,231
Income & Growth Fund	$698	$958	$1,237	$2,031
Mid-Cap Growth Fund	$722	$1,031	$1,361	$2,294
Small-Cap Growth Fund	$745	$1,103	$1,484	$2,549
Small-Cap Value Fund	$728	$1,051	$1,396	$2,366
Small-Mid Cap Fund	$731	$1,060	$1,411	$2,397
Strategic Growth Fund	$707	$987	$1,287	$2,137
Value Opportunities Fund	$707	$987	$1,287	$2,137

Class B Shares

On page 34, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table for Class B Shares is revised, footnote (j) is replaced and footnote (q) is added as follows:

	All Cap Growth		Growth & Income		Income & Growth	Mid-Cap Growth

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.86%		0.75%		0.70%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees(h)	0.75%		1.00%		1.00%	1.00%
Shareholder Services Fee	0.25%	(i)	None		None	None
Other Expenses(q)	0.51%		0.46%		0.33%	0.48%

Total Annual Fund Operating Expenses(q)	2.37%		2.21%	(j)	2.03%	2.28%	(j)

	Small-Cap Growth		Small-Cap Value		Small-Mid Cap	Strategic Growth

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.94%		0.90%		0.85%	0.70%
Distribution and Shareholder Servicing (12b-1) Fees(h)	0.75%		1.00%		1.00%	1.00%
Shareholder Services Fee	0.25%	(i)	None		None	None
Other Expenses(q)	0.59%		0.45%		0.53%	0.43%

Total Annual Fund Operating Expenses(q)	2.53%		2.35%	(j)	2.38%	2.13%

(j)	The funds’ investment adviser has voluntarily agreed to limit the total operating expenses (excluding interest, taxes and extraordinary expenses) of certain of the funds as indicated below.

Fund Name	Class B Expense Cap	Expiration Date	Actual Total Annual Fund Expenses After Reimbursement	Actual Total Annual Fund Expenses After Reimbursement Excluding Extraordinary Expenses
Growth & Income Fund	2.00%	December 31, 2008	2.11%	2.00%
Mid-Cap Growth Fund	2.20%	September 30, 2008	2.40%	2.20%
Small-Cap Value Fund	2.15%	May discontinue at any time	2.18%	2.15%

Following expiration of the periods specified in the table, the adviser may discontinue the expense cap at any time. The adviser may recapture operating expenses reimbursed under these arrangements and made subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such reimbursements occurred.

(q)	Restated to reflect current fee structure.

Additionally, the information in the example table on page 34 is replaced with the following for the funds indicated:

Fund	1 year	3 years	5 years	10 years
All-Cap Growth Fund	$640	$939	$1,265	$2,520
Growth & Income Fund	$624	$891	$1,185	$2,355
Income & Growth Fund	$606	$837	$1,093	$2,166
Mid-Cap Growth Fund	$631	$912	$1,220	$2,427
Small-Cap Growth Fund	$656	$988	$1,345	$2,682
Small-Cap Value Fund	$638	$933	$1,255	$2,499
Small-Mid Cap Fund	$641	$942	$1,270	$2,530
Strategic Growth Fund	$616	$867	$1,144	$2,271

The information in the example table on page 35 is replaced with the following for the funds indicated:

Fund	1 year	3 years	5 years	10 years
All-Cap Growth Fund	$240	$739	$1,265	$2,520
Growth & Income Fund	$224	$691	$1,185	$2,355
Income & Growth Fund	$206	$637	$1,093	$2,166
Mid-Cap Growth Fund	$231	$712	$1,220	$2,427
Small-Cap Growth Fund	$256	$788	$1,345	$2,682
Small-Cap Value Fund	$238	$733	$1,255	$2,499
Small-Mid Cap Fund	$241	$742	$1,270	$1,735
Strategic Growth Fund	$216	$667	$1,144	$2,271

Class C Shares

On page 35, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table for Class C Shares is revised, footnote (m) is revised for the funds indicated and footnote (q) is added as follows:

	All Cap Growth		Growth & Income		Growth Opportunities		Income & Growth	Mid-Cap Growth

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.86%		0.75%		0.75%		0.70%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees(k)	0.75%		1.00%		1.00%		1.00%	1.00%
Shareholder Services Fee	0.25%	(l)	None		None		None	None
Other Expenses(q)	0.51%		0.46%		0.47%		0.33%	0.48%

Total Annual Fund Operating Expenses(q)	2.37%		2.21%	(m)	2.22%	(m)	2.03%	2.28%	(m)

	Small-Cap Growth		Small-Cap Value		Small-Mid Cap		Strategic Growth	Value Opportunities

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.94%		0.90%		0.85%		0.70%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees(k)	0.75%		1.00%		1.00%		1.00%	1.00%
Shareholder Services Fee	0.25%	(l)	None		None		None	None
Other Expenses(q)	0.59%		0.45%		0.53%		0.43%	0.38%

Total Annual Fund Operating Expenses(q)	2.53%		2.35%	(m)	2.38%		2.13%	2.13%	(m)

(m)	The funds’ investment adviser has voluntarily agreed to limit the total operating expenses (excluding interest, taxes and extraordinary expenses) of certain of the funds as indicated below.

Fund Name	Class C Expense Cap	Expiration Date	Actual Total Annual Fund Expenses After Reimbursement	Actual Total Annual Fund Expenses After Reimbursement Excluding Extraordinary Expenses
Growth & Income Fund	2.00%	December 31, 2008	2.12%	2.00%
Growth Opportunities Fund	2.00%	May discontinue at any time	2.03%	2.00%
Mid-Cap Growth Fund	2.20%	September 30, 2008	2.41%	2.20%
Small-Cap Value Fund	2.15%	May discontinue at any time	2.18%	2.15%
Value Opportunities Fund	2.10%	May discontinue at any time	2.27%	2.10%

Following expiration of the periods specified in the table, the adviser may discontinue the expense cap at any time. The adviser may recapture operating expenses reimbursed under these arrangements and made subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such reimbursements occurred.

(q)	Restated to reflect current fee structure.

Additionally, the information in the example table on page 36 is replaced with the following for the funds indicated:

Fund	1 year	3 years	5 years	10 years
All-Cap Growth Fund	$340	$739	$1,265	$2,706
Growth & Income Fund	$324	$691	$1,185	$2,544
Growth Opportunities Fund	$325	$694	$1,190	$2,554
Income & Growth Fund	$306	$637	$1,093	$2,358
Mid-Cap Growth Fund	$331	$712	$1,220	$2,615
Small-Cap Growth Fund	$356	$788	$1,345	$2,866
Small-Cap Value Fund	$338	$733	$1,255	$2,686
Small-Mid Cap Fund	$341	$742	$1,270	$2,716
Strategic Growth Fund	$316	$667	$1,144	$2,462
Value Opportunities Fund	$316	$667	$1,144	$2,462

The information in the second example table on page 36 is replaced with the following for the funds indicated:

Fund	1 year	3 years	5 years	10 years
All-Cap Growth Fund	$240	$739	$1,265	$2,706
Growth & Income Fund	$224	$691	$1,185	$2,544
Growth Opportunities Fund	$225	$694	$1,190	$2,554
Income & Growth Fund	$206	$637	$1,093	$2,358
Mid-Cap Growth Fund	$231	$712	$1,220	$2,615
Small-Cap Growth Fund	$256	$788	$1,345	$2,866
Small-Cap Value Fund	$238	$733	$1,255	$2,686
Small-Mid Cap Fund	$241	$742	$1,270	$1,735
Strategic Growth Fund	$216	$667	$1,144	$2,462
Value Opportunities Fund	$216	$667	$1,144	$2,462

Class I Shares

On page 37, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table for Class I Shares is revised, footnote (p) is revised for the funds indicated and footnote (q) is added as follows:

	Growth & Income		Growth Opportunities		Mid-Cap Growth

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%		0.75%		0.80%
Distribution and Shareholder Servicing (12b-1) Fees(n)	None		None		None
Other Expenses(q)	0.46%		0.47%	(o)	0.48%

Total Annual Fund Operating Expenses(q)	1.21%	(p)	1.22%	(p)	1.28%	(p)

	Small-Mid Cap	Strategic Growth	Value Opportunities

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%	0.70%	0.75%
Distribution and Shareholder Servicing (12b-1) Fee(n)	None	None	None
Other Expenses(q)	0.53%	0.43%	0.38%	(o)

Total Annual Fund Operating Expenses(q)	1.38%	1.13%	1.13%	(p)

(p)	The funds’ investment adviser has voluntarily agreed to limit the total operating expenses (excluding interest, taxes and extraordinary expenses) of certain of the funds as indicated below.

Fund Name	Class A Expense Cap	Expiration Date	Actual Total Annual Fund Expenses After Reimbursement	Actual Total Annual Fund Expenses After Reimbursement Excluding Extraordinary Expenses
Growth & Income Fund	1.00%	December 31, 2008	1.19%	1.00%
Growth Opportunities Fund	1.00%	May discontinue at any time	N/A	N/A
Mid-Cap Growth Fund	1.20%	September 30, 2008	1.40%	1.20%
Value Opportunities Fund	1.10%	May discontinue at any time	N/A	N/A

Following expiration of the periods specified in the table, the adviser may discontinue the expense cap at any time. The adviser may recapture operating expenses reimbursed under these arrangements and made subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such reimbursements occurred.

(q)	Restated to reflect current fee structure.

Additionally, the information in the example table on page 38 is replaced with the following for the funds indicated:

Fund	1 year	3 years	5 years	10 years
Growth & Income Fund	$123	$384	$665	$1,466
Growth Opportunities Fund	$125	$394	$691	$1,568
Mid-Cap Growth Fund	$130	$406	$702	$1,545
Small-Mid Cap Fund	$140	$437	$755	$1,657
Strategic Growth Fund	$115	$359	$622	$1,375
Value Opportunities Fund	$115	$359	$622	$1,375

Investors should retain this supplement with the Prospectus for future reference.

PXP 691/Multi-Funds ExpTables (08/08)

Phoenix Balanced Fund,

a Series of Phoenix Equity Trust

Supplement dated August 6, 2008 to the

Balanced Fund Prospectus dated June 6, 2008

IMPORTANT NOTICE TO INVESTORS

The Annual Fund Operating Expenses portion of the Fund Fees and Expenses table is being modified to better reflect the fees and expenses that you may pay if you buy and hold shares of the fund. The percentages listed for “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect the fund’s current fee structure, including a recent change to the transfer agent fees and also excluding extraordinary expenses incurred during a previous reporting period that are not expected to recur during the current period.

On page 9, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised and footnote (e) is added as follows:

	Class A Shares	Class B Shares	Class C Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees(d)	0.25%	1.00%	1.00%
Other Expenses(e)	0.28%	0.28%	0.28%

Total Annual Fund Operating Expenses(e)	1.08%	1.83%	1.83%

(e)	Restated to reflect current fee structure.

Additionally, the first example table on page 10 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$679	$899	$1,136	$1,816
Class B	$586	$776	$990	$1,951
Class C	$286	$576	$990	$2,148

The second example table on page 10 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class B	$186	$576	$990	$1,951
Class C	$186	$576	$990	$2,148

Investors should retain this supplement with the Prospectus for future reference.

PXP 5133/Bal ExpTables (08/08)

Phoenix Capital Growth Fund,

a Series of Phoenix Equity Trust

Supplement dated August 6, 2008 to the

Capital Growth Fund Prospectus dated June 6, 2008

IMPORTANT NOTICE TO INVESTORS

The Annual Fund Operating Expenses portion of the Fund Fees and Expenses table is being modified to better reflect the fees and expenses that you may pay if you buy and hold shares of the fund. The percentages listed for “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect the fund’s current fee structure, including a recent change to the transfer agent fees and also excluding extraordinary expenses incurred during a previous reporting period that are not expected to recur during the current period.

On page 6, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised and footnote (e) is added as follows:

	Class A Shares	Class B Shares	Class C Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.70%	0.70%	0.70%
Distribution and Shareholder Servicing (12b-1) Fees(d)	0.25%	1.00%	1.00%
Other Expenses(e)	0.39%	0.39%	0.39%

Total Annual Fund Operating Expenses(e)	1.34%	2.09%	2.09%

(e)	Restated to reflect current fee structure.

Additionally, the first example table on page 7 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$704	$975	$1,267	$2,095
Class B	$612	$855	$1,124	$2,229
Class C	$312	$655	$1,124	$2,421

The second example table on page 7 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class B	$212	$655	$1,124	$2,229
Class C	$212	$655	$1,124	$2,421

Investors should retain this supplement with the Prospectus for future reference.

PXP 5134/CapGr ExpTables (08/08)

Phoenix Mid-Cap Value Fund,

a Series of Phoenix Equity Trust

Supplement dated August 6, 2008 to the

Mid-Cap Value Fund Prospectus dated June 6, 2008

IMPORTANT NOTICE TO INVESTORS

The Annual Fund Operating Expenses portion of the Fund Fees and Expenses table is being modified to better reflect the fees and expenses that you may pay if you buy and hold shares of the fund. The percentages listed for “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect the fund’s current fee structure, including a recent change to the transfer agent fees and also excluding extraordinary expenses incurred during a previous reporting period that are not expected to recur during the current period.

On page 6, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised and footnote (e) is added as follows:

	Class A Shares	Class C Shares	Class I Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees(d)	0.25%	1.00%	None
Other Expenses(e)	0.39%	0.39%	0.39%

Total Annual Fund Operating Expenses(e)	1.39%	2.14%	1.14%

(e)	Restated to reflect current fee structure.

Additionally, the first example table on page 7 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$708	$990	$1,292	$2,148
Class C	$317	$670	$1,149	$2,472
Class I	$116	$362	$628	$1,386

The second example table on page 7 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class C	$217	$670	$1,149	$2,472

Investors should retain this supplement with the Prospectus for future reference.

PXP 5135/MCVExpTables (08/08)

Phoenix Equity Trust

Phoenix Insight Funds Trust

Phoenix Institutional Mutual Funds

Phoenix Opportunities Trust

Supplement dated August 6, 2008 to the Statement of Additional Information (“SAI”) for Phoenix Equity Trust dated June 6, 2008, Phoenix Insight Funds Trust dated May 1, 2008, Phoenix Institutional Mutual Funds dated May 1, 2008, and Phoenix Opportunities Trust dated January 31, 2008.

IMPORTANT NOTICE TO INVESTORS

Add an additional category to the end of the “Non-Public Portfolio Holdings Information Table” section of the SAI as follows:

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information

TV Financial Markets Talk Shows	CNBC	For Diversifier PHOLIO: coincident to periodic appearance; for all other funds: monthly for holdings over 1% of issuer equity, in aggregate.*

*	A portfolio manager may, from time to time, appear as host or guest of various programming. CNBC requires certain holdings disclosure in order to monitor potential conflicts of interest.

Investors should retain this supplement with the SAI for future reference.

PXP 5173/SAIPortHoldDisc (08/08)